Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands						12 Months Ended
	Feb. 15, 2021 USD ($)	Jan. 19, 2021 USD ($)	Sep. 03, 2020 USD ($)	Apr. 13, 2020 MXN ($)	Dec. 28, 2017 USD ($)	Dec. 31, 2021 USD ($)	Oct. 15, 2021 MXN ($)	May 27, 2021 MXN ($)	May 15, 2020 MXN ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 191,000,000.0	$ 2,500,000	$ 4,500,000
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan										$ 510,000
Interest rate										8.00%
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 1,000,000
Borrowings interest rate basis						interest rate 28 days TIIE variable plus 100 basis points.
Loan maturity period				15 months
Derivative financial instrument basis points				1.00%
Unsecured Loan With GAP On January 19, 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 95,500,000
Interest rate		2.063%
Loan maturity period		3 years
Unsecured Loan With GAP On February 15, 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 95,500,000
Interest rate	1.97%
Loan maturity period	3 years
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 60,000,000,000
Borrowings interest rate basis						The loan bears interest at LIBOR plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments.
Loan maturity period			5 years
Derivative financial instrument basis points			3.10%
Disposition of Borrowings						$ 30,000,000,000
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 40,000,000,000
Borrowings interest rate basis						The loan bears interest at LIBOR 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments.
Loan maturity period					7 years
Derivative financial instrument basis points					2.80%
Disposition of Borrowings						$ 28,000,000.0
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan											$ 10,936,000,000
Borrowings interest rate basis						Interest is accrued at an interest rate of 14% per annum.
Interest rate											14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 1,000,000
Borrowings interest rate basis						The loan bears interest at a fixed annual interest rate of 6.99%.
Interest rate									6.99%